ACQUISITIONS - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 27, 2019	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Current assets		$ 395,522	$ 270,090	$ 128,428
Intangible assets		163,710	155,417	20,135
Total assets acquired		1,359,989	1,309,797	527,635
Total liabilities assumed		$ (1,066,162)	$ (1,044,203)	$ (583,889)
Weighted- Average Amortization Period (Years)		12 months
Developed technology
Intangible assets	$ 18,947
Weighted- Average Amortization Period (Years)	7 years
Avianis Systems LLC
Total purchase price	$ 18,200
Purchase price consist of common interests	3,800
Purchase price consist of cash	14,400
Acquisition-related costs	700
Current assets	99
Intangible assets	18,947
Total assets acquired	19,046
Total liabilities assumed	(802)
Net assets acquired	18,244
Cash	0
Accounts receivable	$ 13